UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

MARCH 31, 2008

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  FEBRUARY 13, 2008


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	90
Form 13F Information Table Value Total:	$311,839

List of Other Included Managers:

No. 13F File Number		Name

 WALTER F. HARRISON, III            FORM 13F   AS OF MARCH 31, 2008
FORM 13F  Name of Reporting Manager : Walter F. Harrison III(SEC USE ONLY)Item
1:Item 2Item 3Item 4Item 5Item 6:Item 7:Item 8:Name of IssuerTitle of
ClassCUSIPFair MarketShares ofInvestment DiscretionManagersVoting Authority
(Shares)  NumberValuePrincipal (b) Shared See Instruc. V       Amount(a) SoleAs
Defined(c) Shared (a) Sole(b) Shared(c)
None                                          in Instr. VOther    ALLIANT
TECHSYSTEMS INC CMNCommon018804104         9,220,382              89,060
X  Walter HarrisonX  ALTRIA GROUP INC CMNCommon02209S103         2,742,943
123,556 X  Walter HarrisonX  AMERICA MOVIL SAB DE CV SPONSORED ADR CMN SERIES
LCommon02364W105         3,260,928              51,200 X  Walter
HarrisonX  AMERICAN EXPRESS CO.Common025816109         3,007,936
68,800 X  Walter HarrisonX  AMERICAN TECHNOLOGY CORP (DEL) CMNCommon030145205
1,423,888            644,731 X  Walter HarrisonX  ANTHRACITE CAPITAL INC
CMNCommon037023108         2,407,416            364,760 X  Walter
HarrisonX  APPLE, INC.Common037833100            861,000                 6,000
X  Walter HarrisonX  ASBURY AUTOMOTIVE GROUP, INC. CMNCommon043436104
         2,641,920

           192,000
X


Walter Harrison
X


BANK OF NEW YORK MELLON CORP
Common
064058100
            488,158
             11,698
X


Walter Harrison
X


BE AEROSPACE INC CMN
Common
073302101
         2,387,085
             68,300
X


Walter Harrison
X


BIODEL INC CMN
Common
09064M105
            541,415
             49,900
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103
            149,318
             34,725
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103
         1,282,950
             45,000
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASS A
Common
111320107
         4,432,100
           230,000
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS A
Common
118759109
         6,210,815
             61,100
X


Walter Harrison
X


BURGER KING HOLDINGS, INC.
Common
121208201
         2,151,948
             77,800
X


Walter Harrison
X


CA INC CMN
Common
12673P105
         3,732,458
           165,887
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105
         2,342,331
             47,589
X


Walter Harrison
X


CENTRAL EUROPEAN MEDIA ENTERPRISE
Common
G20045202
         2,983,050
             35,000
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101
      17,592,122
           321,376
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102
         9,826,311
           407,900
X


Walter Harrison
X


COINSTAR INC CMN
Common
19259P300
         1,601,166
             56,900
X


Walter Harrison
X


COMCAST CORPORATION CMN CLASS A NON VOTING
Common
20030N200
            984,543
             51,900
X


Walter Harrison
X


CORNING INCORPORATED CMN
Common
219350105
         5,137,348
           213,700
X


Walter Harrison
X


COSTCO WHOLESALE CORPORATION CMN
Common
22160K105
         2,208,980
             34,000
X


Walter Harrison
X


CROSSTEX ENERGY, INC. CMN
Common
22765Y104
         3,272,780
             96,400
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
      12,303,738
           303,721
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102
         4,197,199
           289,462
X


Walter Harrison
X


CYPRESS SEMICONDUCTOR CORP CMN
Common
232806109
         1,293,828
             54,800
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102
         5,476,446
           381,900
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
         7,663,768
             85,600
X


Walter Harrison
X


FANNIE MAE COMMON STOCK CMN
Common
313586109
         3,696,144
           140,431
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A) CMN CLASS A
Common
345550107
         5,531,040
           150,300
X


Walter Harrison
X


GENEVA ACQUISITION CORPORATION 1 UNT=1SHR+2WRN
Common
37185Y203
         1,512,219
           262,083
X


Walter Harrison
X


GENEVA ACQUISITION CORPORATION CMN
Common
37185Y104
              91,375
             16,317
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100
         2,282,665
           943,250
X


Walter Harrison
X


HOME DEPOT, INC
Common
437076102
         2,461,360
             88,000
X


Walter Harrison
X


ILLUMINA INC CMN
Common
452327109
         2,580,600
             34,000
X


Walter Harrison
X


IMPERIAL CAPITAL BANCORP INC CMN
Common
452680101
         5,820,104
           269,200
X


Walter Harrison
X


INTL GAME TECHNOLOGY CMN
Common
459902102
         2,235,676
             55,600
X


Walter Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN SERIES  CLASS
Common
48248A306
         2,310,627
           182,514
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS A
Common
50075N104
         5,287,918
           170,523
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109
         1,133,363
           256,417
X


Walter Harrison
X


LIBERTY GLOBAL, INC. CMN SERIES C
Common
530555309
         6,011,204
           185,074
X


Walter Harrison
X


LIBERTY MEDIA CORPORATION
Common
53071M500
         4,617,496
           203,953
X


Walter Harrison
X


LIBERTY MEDIA HLDG CORP CMN SERIES A INTERACTIVE
Common
53071M104
         6,431,499
           398,482
X


Walter Harrison
X


LIBERTY MEDIA HOLDING CORP CAPITAL CMN SERIES A TRACKING STOCK
Common
53071M302
            621,730
             39,500
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201
         1,142,061
           191,300
X


Walter Harrison
X


MASSEY ENERGY COMPANY CMN
Common
576206106
         7,008,000
           192,000
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS, INC
Common
57772K101
         4,169,755
           204,500
X


Walter Harrison
X


MBIA INC CMN
Common
55262C100
         1,254,994
           102,700
X


Walter Harrison
X


MERRILL LYNCH & CO., INC. CMN
Common
590188108
      12,700,776
           311,752
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
         7,580,216
             78,050
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104
         4,308,084
           151,800
X


Walter Harrison
X


MONSANTO COMPANY CMN
Common
61166W101
         2,085,050
             18,700
X


Walter Harrison
X


NETAPP, INC.
Common
64110D104
            667,665
             33,300
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC CMN
Common
649445103
         1,655,487
             90,861
X


Walter Harrison
X


NEWS CORPORATION, INC. CMN CLASS A
Common
65248E104
         2,118,750
           113,000
X


Walter Harrison
X


NII HOLDINGS, INC. CMN CLASS B
Common
62913F201
         2,920,582
             91,900
X


Walter Harrison
X


OCWEN FINANCIAL CORPORATION CMN
Common
675746309
         2,391,393
           538,602
X


Walter Harrison
X


PFF BANCORP INC CMN
Common
69331W104
         4,086,534
           491,170
X


Walter Harrison
X


PHILLIP MORRIS INTL INC
Common
718172109
         6,211,527
           122,806
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205
         1,665,673
             55,100
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107
         3,423,664
             69,700
X


Walter Harrison
X


PULTE HOMES, INC. CMN
Common
745867101
         5,789,445
           397,900
X


Walter Harrison
X


QUALCOMM INC CMN
Common
747525103
         6,236,100
           152,100
X


Walter Harrison
X


RADIAN GROUP INC. CMN
Common
750236101
         2,137,208
           325,298
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305
         1,022,154
           365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
         7,760,689
           213,499
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUND
Common
76127U101
                4,674
                     51
X


Walter Harrison
X


SAIC, INC. CMN
Common
78390X101
         2,468,752
           132,800
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102
            616,980
             67,800
X


Walter Harrison
X


SHAW GROUP INC CMN
Common
820280105
         2,154,298
             45,700
X


Walter Harrison
X


SHIRE PLC SPONSORED ADR CMN
Common
82481R106
         1,449,000
             25,000
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106
            254,453
             11,259
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209
         6,752,932
           146,199
X


Walter Harrison
X


THE BANK OF NY MELLON CORP CMN
Common
064058100
         6,596,261
           158,070
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317105
         3,182,540
           227,000
X


Walter Harrison
X


TRANSOCEAN INC. CMN
Common
G90073100
         2,974,400
             22,000
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304
         6,215,741
           192,081
X


Walter Harrison
X


UNITEDHEALTH GROUP INCORPORATE*D CMN
Common
91324P102
         4,528,648
           131,800
X


Walter Harrison
X


URBAN OUTFITTERS INC CMN
Common
917047102
         1,159,950
             37,000
X


Walter Harrison
X


VISA INC.
Common
92826C839
         1,111,193
             17,819
X


Walter Harrison
X


VMWARE INC. CMN CLASS A
Common
928563402
            100,070
                2,337
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108
         4,695,317
           139,700
X


Walter Harrison
X


WTS/DIME BANCORP INC 0.0000 EXP01/01/2059 LITIGATION TRACKING
Common
25429Q110
              66,619
           190,339
X


Walter Harrison
X


WTS/GENEVA ACQUISITION CORP 5.0000 EXP02/12/2011
Common
37185Y112
                    342
                2,634
X


Walter Harrison
X


WYNN RESORTS, LIMITED CMN
Common
983134107
         1,630,368
             16,200
X


Walter Harrison
X


YRC WORLDWIDE INC
Common
984249102
              26,240
                2,000
X


Walter Harrison



ZORAN CORP CMN
Common
98975F101
         1,062,748
             77,800
X


Walter Harrison
X














Total Market Value


311,838,623








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